UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: April 30, 2011

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
April 30, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%

	Shares	Value
CONSUMER DISCRETIONARY — 6.5%
Arbitron	6,930	$268,052
Bridgepoint Education *	26,760	469,638
Carrols Restaurant Group *	3,610	35,234
Carter’s *	13,540	418,657
Casual Male Retail Group *	2,800	11,816
Corinthian Colleges *	96,910	431,249
Crown Media Holdings, Cl A *	520	1,139
Footstar	60,263	55,442
Global Education & Technology Group ADR *	89,639	562,037
Gordmans Stores *	6,560	123,262
Group 1 Automotive	16,100	692,944
Hovnanian Enterprises, Cl A *	9,560	30,688
Kenneth Cole Productions, Cl A *	14,130	190,331
McCormick & Schmick’s Seafood Restaurants *	54,570	498,224
McGraw-Hill	7,590	307,167
Motorcar Parts of America *	26,418	367,739
Papa John’s International *	15,643	470,228
PetSmart	4,790	201,994
Sonic Automotive, Cl A	10,450	147,345
Tuesday Morning *	4,340	21,700
WMS Industries *	7,900	259,120

		5,564,006

CONSUMER STAPLES — 2.1%
Alliance One International *	26,193	104,510
CVS/Caremark	13,070	473,657
Darling International *	25,220	407,807
Nature’s Sunshine Products *	39,203	349,691
Snyders-Lance	13,920	274,920
Universal	3,490	151,396

		1,761,981

ENERGY — 9.6%
Atlas Pipeline Partners	78,410	2,898,034
CARBO Ceramics	600	96,564
Crude Carriers	22,570	293,410
Dresser-Rand Group *	4,350	228,549
Eagle Rock Energy Partners	17,304	216,646
Massey Energy	4,350	296,844
Matrix Service *	11,110	160,650
Noble	16,680	717,407
Seahawk Drilling *	36,227	266,268
StealthGas *	60,208	360,044
Tesoro Logistics *	15,000	355,650
Union Drilling *	121,210	1,643,608
Willbros Group *	64,780	696,385

		8,230,059

FINANCIALS — 11.4%
Berkshire Hathaway, Cl B *	15,675	1,305,728

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Cypress Sharpridge Investments REIT	39,160	$483,626
Ezcorp, Cl A *	25,894	815,402
Federated Investors, Cl B	46,050	1,187,169
Fidelity National Financial, Cl A	30,930	477,559
First American Financial	23,160	361,296
Hudson City Bancorp	23,690	225,766
Hudson Pacific Properties REIT	1,200	17,976
Maiden Holdings	57,900	431,355
MFA Financial REIT	78,400	625,632
New York Community Bancorp	39,100	649,060
Oriental Financial Group	39,060	506,217
Piper Jaffray *	23,480	841,758
Preferred Apartment Communities, Cl A *	6,051	58,574
Raymond James Financial	3,487	130,762
Safeguard Scientifics *	74,043	1,447,541
STAG Industrial REIT	4,510	57,277
Sterling Financial *	4,350	76,734

		9,699,432

HEALTH CARE — 14.6%
Adolor *	60,943	84,711
Affymetrix *	39,510	213,354
Allied Healthcare Products *	13,231	55,703
Alphatec Holdings *	74,910	238,214
AMN Healthcare Services *	37,880	326,904
Animal Health International *	161,221	680,353
BioScrip *	53,930	248,617
CardioNet *	120,211	548,162
Centene *	20,000	724,600
Charles River Laboratories International *	7,850	331,191
Cornerstone Therapeutics *	13,030	91,080
DaVita *	2,910	256,342
Harvard Bioscience *	2,612	14,993
ICON ADR *	13,030	320,017
Immucor *	15,670	342,076
ISTA Pharmaceuticals *	28,798	295,179
LHC Group *	25,860	765,973
Merit Medical Systems *	17,638	411,318
Natus Medical *	48,227	818,412
Palomar Medical Technologies *	18,270	292,503
PSS World Medical *	12,794	367,956
Questcor Pharmaceuticals *	66,380	1,360,790
Quidel *	35,323	468,736
Rochester Medical *	58,302	673,388
Santarus *	56,294	175,074
Thermo Fisher Scientific *	4,350	260,957
Trinity Biotech ADR *	101,713	922,537
VCA Antech *	1,310	32,226
Warner Chilcott, Cl A	38,334	883,599

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Zimmer Holdings *	4,350	$283,837

		12,488,802

INDUSTRIALS — 19.5%
Actuant, Cl A	19,920	552,979
Allied Defense Group *	38,762	131,791
American Railcar Industries *	15,630	442,798
American Reprographics *	72,330	647,354
ATS Automation Tooling Systems *	37,677	274,590
Blount International *	121,040	2,009,264
Bucyrus International, Cl A	1,900	173,755
C&D Technologies *	5,114	40,912
Ceradyne *	9,020	422,677
CIRCOR International	7,640	347,085
Colfax *	22,635	494,575
Copart *	24,110	1,093,871
Corporate Executive Board	3,490	139,076
Douglas Dynamics	8,462	131,076
Dycom Industries *	15,631	232,277
Esterline Technologies *	6,090	437,262
Flow International *	21,390	92,191
Goodrich	4,720	417,106
GrafTech International *	17,382	403,262
Harsco	30,870	1,098,972
Huron Consulting Group *	29,310	844,128
Innerworkings *	15,996	143,484
Interface, Cl A	63,270	1,179,353
KAR Auction Services *	87,420	1,704,690
KHD Humboldt Wedag International *	23,050	242,416
Manitowoc	7,550	167,535
Mine Safety Appliances	8,700	345,216
Orbital Sciences *	27,160	511,423
Quanex Building Products	5,220	109,411
Rockwell Collins	6,180	389,958
Spirit Aerosystems Holdings, Cl A *	6,850	168,510
Titan International	18,729	578,539
Ultralife *	52,200	229,680
Xerium Technologies *	17,980	414,619

		16,611,835

INFORMATION TECHNOLOGY — 22.3%
Advanced Analogic Technologies *	224,240	955,262
ATMI *	1,670	33,250
Brocade Communications Systems *	32,650	204,063
Brooks Automation *	150,017	1,834,708
ChipMOS TECHNOLOGIES Bermuda *	56,130	450,163
Cogo Group *	7,248	59,506
CoreLogic	46,163	849,861
Dynamics Research *	17,750	263,765
EchoStar, Cl A *	2,960	109,757

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Ellie Mae *	1,211	$8,659
EMS Technologies *	4,430	111,902
Fair Isaac	6,950	207,666
FEI *	16,440	533,642
Fidelity National Information Services	10,007	331,232
FLIR Systems	5,690	200,402
FSI International *	8,490	39,054
GSE Systems *	138,006	306,373
GSI Technology *	7,459	66,460
GTSI *	14,773	68,547
Harris	3,480	184,892
Integrated Device Technology *	70,250	571,484
Integrated Silicon Solution *	48,190	465,515
Internap Network Services *	30,330	245,370
InterXion Holding *	9,550	143,059
Intevac *	85,085	1,040,590
Local.com *	125,930	612,020
Magnachip Semiconductor *	27,370	381,811
Mantech International, Cl A *	6,773	297,267
Mattson Technology *	55,600	128,992
Maxim Integrated Products	5,050	138,067
Measurement Specialties *	19,151	666,072
MEMC Electronic Materials *	30,890	365,429
MKS Instruments	1,710	48,530
Oclaro *	6,960	78,056
ON Semiconductor *	12,190	128,117
OPTi	245,530	491,060
PC Mall *	23,560	230,181
PLX Technology *	30,370	104,169
Quantum *	78,280	248,930
SAIC *	19,160	333,384
Seagate Technology	37,444	659,763
Spectrum Control *	28,431	565,493
SPS Commerce *	20,500	336,405
Supertex *	8,701	187,854
TechTarget *	119,751	1,034,648
Ultra Clean Holdings *	86,896	998,435
Vishay Precision Group *	54,475	898,837
Vitesse Semiconductor *	36,123	186,756
Western Union	28,070	596,487

		19,001,945

MATERIALS — 10.6%
Agrium	1,270	114,846
Alamos Gold	13,210	221,928
American Vanguard	13,110	116,941
Ashland	6,380	396,070
Chemtura *	4,350	83,433
FMC	5,590	493,485
Frontier Rare Earths *	43,290	131,334

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares/Face
	Amount	Value
MATERIALS — continued
Golden Star Resources *	104,410	$339,333
Graphic Packaging Holding *	11,290	61,982
Huntsman	17,380	362,373
Jaguar Mining *	263,070	1,470,561
Material Sciences *	97,914	779,396
Materion *	1,300	54,288
Methanex	25,730	830,564
Olin	16,540	425,740
Omnova Solutions *	33,201	282,209
Q2 Gold Resources * (A)	15,766	—
Reliance Steel & Aluminum	3,030	171,528
SEMAFO *	37,405	320,415
Solutia *	73,903	1,947,344
Terra Nova Royalty	57,838	463,861

		9,067,631

TELECOMMUNICATION SERVICES — 0.4%
8x8 *	69,440	216,653
Neutral Tandem *	8,700	133,023

		349,676

TOTAL COMMON STOCK (Cost $59,247,770)		82,775,367

EXCHANGE TRADED FUNDS — 0.7%
BlackRock Floating Rate Income Strategies Fund	12,056	186,145
Eaton Vance Senior Floating-Rate Trust	21,740	365,884

TOTAL EXCHANGE TRADED FUNDS (Cost $509,466)		552,029

CONVERTIBLE BONDS — 0.6%
KV Pharmaceutical 2.500%, 05/16/33	$345,000	227,269
C&D Technologies 5.250%, 11/01/25 (A)(C)	500,000	300,000

TOTAL CONVERTIBLE BONDS (Cost $554,089)		527,269

CORPORATE OBLIGATION — 0.4%
Allis-Chalmers Energy 8.500%, 03/01/17 (Cost$313,011)	350,000	374,500

PREFERRED STOCK — 0.0%
INDUSTRIALS — 0.0%
Northwest Airlines Escrow * (A) (Cost $—)	12,260	—

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
April 30, 2011
(Unaudited)
SHORT-TERM INVESTMENT — 1.0%

	Shares	Value
CASH EQUIVALENT — 1.0%
Fidelity Institutional Money Market Funds — Money Market Portfolio, Cl I, 0.020% (B) (Cost $856,526)	856,526	$856,526

TOTAL INVESTMENTS— 99.7% (Cost $61,480,862)†		$85,085,691

Percentages are based on Net Assets of $85,334,274.

*	Non-income producing security.

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2011, was $300,000 and represented 0.4% of net assets.

(B)	The rate shown is the 7-day effective yield as of April 30, 2011.

(C)	Security is in default on interest payments.

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $61,480,862, and the unrealized appreciation and depreciation were $24,339,659 and $(734,830) respectively.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,775,367	$—	$—	$82,775,367
Exchange Traded Funds	552,029	—	—	552,029
Convertible Bonds	—	227,269	300,000	527,269
Corporate Obligation	—	374,500	—	374,500
Preferred Stock	—	—	—	—
Short-Term Investment	856,526	—	—	856,526

Total Investments in Securities	$84,183,922	$601,769	$300,000	$85,085,691

Investments in
Convertible Bonds
Beginning balance as of August 1, 2010	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfers in to Level 3	300,000

$300,000

Ending balance as of April 30, 2011
During the period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
April 30, 2011
(Unaudited)
For the three month period ended April 30, 2011, the transfers out of Level 2 and into Level 3 were $300,000, there were no transfers from Level 3 into Level 2. The transfers related to the fair value of a security and the security was in default on interest payments.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
GRT-QH-001-0700

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Philip T. Masterson
Philip T. Masterson
President
Date: June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson Philip T. Masterson
President

Date: June 29, 2011

By	/s/ Michael Lawson Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: June 29, 2011